Quarterly Results of Operations	12 Months Ended
Mar. 31, 2012
Quarterly Results of Operations [Abstract]
Quarterly Results of Operations (unaudited)

Note 15. Quarterly Results of Operations (unaudited)

The following table sets forth a summary of our unaudited quarterly operating results for each of the last eight quarters in the period ended March 31, 2012. This data has been derived from our unaudited consolidated interim financial statements which, in our opinion, have been prepared on substantially the same basis as the audited consolidated financial statements contained elsewhere in this report and include all normal recurring adjustments necessary for a fair presentation of the financial information for the periods presented. These unaudited quarterly results should be read in conjunction with our consolidated financial statements and notes thereto included elsewhere in this report. The operating results in any quarter are not necessarily indicative of the results that may be expected for any future period (in thousands except earnings per share).

	Quarter Ended
	Mar. 31, 2012	Dec. 31, 2011	Sept. 30, 2011	June 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sept. 30, 2010	June 30, 2010
				unaudited
Revenues:	$177	$144	$111	$124	$100	$100	$124	$152

Cost of revenues	330	345	364	355	274	257	378	395

Gross loss	(153)	(201)	(253)	(231)	(174)	(157)	(254)	(243)

Research and development	145	121	125	101	107	105	115	122
Selling, general and administrative	1,173	1,740	1,564	1,628	1,182	1,081	1,114	943

Total operating expenses	1,318	1,861	1,689	1,729	1,289	1,186	1,229	1,065

Loss from operations	(1,471)	(2,062)	(1,942)	(1,960)	(1,463)	(1,343)	(1,483)	(1,308)
Other expense, net	(198)	(18)	(88)	(92)	(394)	(114)	(27)	(19)

Loss before income taxes	(1,669)	(2,080)	(2,030)	(2,052)	(1,857)	(1,457)	(1,510)	(1,327)
Income taxes	—	—	—	2	—	—	—	2

Net loss	$(1,669)	$(2,080)	$(2,030)	$(2,054)	$(1,857)	$(1,457)	$(1,510)	$(1,329)

Net loss per common share: Basic	(0.06)	(0.07)	(0.07)	(0.07)	(0.09)	(0.11)	(0.15)	(0.16)

Weighted average common shares outstanding:
Basic	32,014	28,247	27,967	27,690	21,346	13,565	10,269	8,146

Diluted	32,014	28,247	27,967	27,690	21,346	13,565	10,269	8,146